Compensation of key management (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of employee benefits
Key management includes the Company’s directors, members of the Executive Committee and members of Senior Management. Compensation to key management consisted of:

	2021	2020
	$	$

Salaries and short-term employee benefits	8,891	8,952
Share-based payments	11,946	9,268
	20,837	18,220